Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Investment in marketable equity securities at cost	$ 75	$ 75
Investment securities available for sale at cost	20,688	9,967
Investment securities held to maturity at fair value	$ 8,503	$ 8,795
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	20,000,000	10,000,000
Class A
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized (in shares)	32,000,000	16,000,000
Common stock, shares issued (in shares)	13,514,933	13,501,017
Common stock, shares outstanding (in shares)	13,514,933	13,501,017
Class B
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized (in shares)	2,000,000	2,000,000
Common stock, shares issued (in shares)	1,005,185	1,005,185
Common stock, shares outstanding (in shares)	1,005,185	1,005,185